Schedule of Incentive Bonus Awards Granted to Employees (Details) - Incentive Stock Bonus Awards [Member] - 2017 Equity Incentive Plan [Member] - Employees [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Nonvested, Ending			11,200
Weighted Average Grant-date Fair Value, Ending			$ 16.80
Aggregated Intrinsic Value, Nonvested Beginning			$ 124,320
Number of Shares, Awarded
Weighted Average Grant-date Fair Value, Awarded
Number of Shares, Vested		(11,200)
Weighted Average Grant-Date Fair Value, Vested		$ 16.80
Number of Shares, Forfeited
Weighted Average Grant-date Fair Value, Forfeited